NISSAN MASTER OWNER TRUST

RECEIVABLES — 2016-A SERIES

Period	Collection	Accrual	Distribution
From	01-Dec-17	15-Dec-17	16-Jan-18
To	31-Dec-17	16-Jan-18
Days	32

Description of Collateral

On the Distribution Date, the Series 2016-A balances were:

Notes		$1,600,000,000.00
	A1	850,000,000.00
	A2	750,000,000.00
Principal Amount of Debt		1,600,000,000.00
Required Overcollateralization		$375,360,000.00
Required Overcollateralization Increase - MPR < 35%		$0.00
Required Overcollateralization Increase - MPR < 30%		$0.00
Incremental Overcollateralization Amount		$0.00
Series Nominal Liquidation Amount		1,975,360,000.00

Required Participation Amount		$1,975,360,000.00
Excess Receivables		$119,817,167.21

Total Collateral		2,095,177,167.21

Collateral as Percent of Notes		130.95%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$6,166,893,353.62
Total Principal Collections	($2,020,038,680.80)
Investment in New Receivables	$2,086,452,028.84
Receivables Added for Additional Accounts	$0.00
Repurchases	($72,226,148.51)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($753,388,244.12)
Less Servicing Adjustment	($6,106,039.28)

Ending Balance	$5,401,586,269.75

SAP for Next Period	38.79%

Average Receivable Balance	$5,386,605,175.47
Monthly Payment Rate	37.50%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$17,376,850.94
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$17,376,850.94

Exhibit 99.3

Series Allocation Percentage at Month-End	38.79%
Floating Allocation Percentage at Month-End	94.73%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
6/17/2019	12/1/2018	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
A1 Days	32
A1 LIBOR	1.477030%
A1 Applicable Margin	0.640000%

	2.117030%
A2 Days	30
A2 Fixed Rate	1.54%

	Actual	Per $1000
Interest A1	1,599,533.78	1.88
Principal A1	—	—

		1.88
		1.85%

	Actual	Per $1000
Interest A2	962,500.00	1.28
Principal A2	—	—

		1.28
Total Due Investors	2,562,033.78
Servicing Fee	1,646,133.33

Excess Cash Flow	2,176,790.95

Reserve Account
Required Balance	$8,000,000.00
Current Balance	$8,000,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.69%
Pass / Fail	PASS